Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Land	$ 105,112		$ 127,447
Buildings and land improvements	1,566,204		1,408,608
Transfer devices	137,967		133,066
Operating machinery and equipment	3,062,523		2,716,572
Transportation equipment and vehicles	919,081		795,842
Tools, furniture, fixtures and other	43,699		35,908
Operating property, plant and equipment, Gross	5,834,586		5,217,443
Less: accumulated depreciation	(2,052,712)		(1,768,739)
Operating property, plant and equipment, net	3,781,874		3,448,704
Mining plant and equipment	574,685		503,288
Less: accumulated depletion	(91,518)		(81,646)
Mining plant and equipment, net	483,167		421,642
Construction-in-progress	3,533,798		3,179,279
Property, plant and equipment, net	$ 7,798,839	[1]	$ 7,049,625	[1]

[1]	See Note 10